Inventories, Net (Details) - Schedule of Movements in the Allowance for Slow-Moving or Obsolete Inventories	6 Months Ended			12 Months Ended
	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 CNY (¥)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)
Schedule of movements in the allowance for slow-moving or obsolete inventories [Abstract]
Balance at beginning of the year	¥ 4,779,446	$ 695,526	¥ 5,503,029	¥ 5,503,029	$ 800,825	¥ 41,301,797
Additions	10,678,694	1,487,325		3,670,046	534,081	4,393,629
Inventories written off	¥ (5,832,470)	$ (812,344)	¥ (4,393,629)	(4,393,629)	(639,380)	(40,192,397)
Balance at end of the year				¥ 4,779,446	$ 695,526	¥ 5,503,029